UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03336

Exact name of registrant as specified in charter:	Prudential Jennison Blend Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2011

Date of reporting period:	2/28/2011

Item 1 – Reports to Stockholders

SEMIANNUAL REPORT	FEBRUARY 28, 2011

Prudential Jennison Blend Fund, Inc.

Fund Type Large, mid & small cap stock Objective Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 2011, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, Jennison, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

To enroll in e-delivery, go to www.prudentialfunds.com/edelivery

April 15, 2011

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. Semiannual reports are interim statements furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Thank you for choosing the Prudential Investments® family of mutual funds.

Sincerely,

Judy A. Rice, President

Prudential Jennison Blend Fund, Inc.

Prudential Jennison Blend Fund, Inc.	1

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 1.03%; Class B, 1.73%; Class C, 1.73%; Class Z, 0.73%. Net operating expenses: Class A, 1.03%; Class B, 1.73%; Class C, 1.73%; Class Z, 0.73%.

Cumulative Total Returns (Without Sales Charges) as of 2/28/11
	Six Months	One Year	Five Years	Ten Years
Class A	30.53%	22.53%	21.63%	51.19%
Class B	30.13	21.74	17.30	40.37
Class C	30.11	21.72	17.37	40.46
Class Z	30.79	22.96	23.40	55.25
Russell 3000® Index	29.34	24.25	17.10	39.52
S&P 500 Index	27.73	22.59	15.22	29.48
Russell 1000® Index	28.65	23.54	16.87	35.62
Lipper Multi-Cap Core Funds Avg.	28.07	22.73	15.02	49.67

Average Annual Total Returns (With Sales Charges) as of 3/31/11
		One Year	Five Years	Ten Years
Class A		9.62%	2.74%	4.30%
Class B		10.24	2.99	4.11
Class C		14.16	3.16	4.12
Class Z		16.33	4.20	5.17
Russell 3000® Index		17.41	2.95	4.13
S&P 500 Index		15.66	2.63	3.29
Russell 1000® Index		16.69	2.93	3.83
Lipper Multi-Cap Core Funds Avg.		16.69	2.46	4.56

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Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

The average annual total returns take into account applicable sales charges. Class A shares are subject to a maximum front-end sales charge of 5.50% and a 12b-1 fee of up to 0.30% annually, and all investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. Under certain limited circumstances, an exchange may be made from Class A shares to Class Z shares of the Fund. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares purchased are not subject to a front-end sales charge, but are subject to a CDSC of 1% for shares sold within 12 months from the date of purchase and an annual 12b-1 fee of 1%. Class Z shares are not subject to a sales charge or 12b-1 fees. The returns in the graph and tables reflect the share class expense structure in effect at the close of the fiscal period.

Benchmark Definitions

Russell 3000 Index

The Russell 3000 Index is an unmanaged index which measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

S&P 500 Index

The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how stock prices in the United States have performed.

Russell 1000 Index

The Russell 1000 Index is an unmanaged index that consists of the 1,000 largest securities in the Russell 3000 Index.

Lipper Multi-Cap Core Funds Average

The Lipper Multi-Cap Core Funds Average (Lipper Average) represents returns based on average return of all funds in the Lipper Multi-Cap Core Funds category. Funds in the Lipper Average invest in a variety of market-capitalization ranges without concentrating 75% of their equity assets in any one market-capitalization range over an extended period of time.

Investors cannot invest directly in an index or average. The returns for the Russell 3000 Index, the S&P 500 Index, and Russell 1000 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential Jennison Blend Fund, Inc.	3

Your Fund’s Performance (continued)

Five Largest Holdings expressed as a percentage of net assets as of 2/28/11
Apple, Inc., Computers & Peripherals	1.9%
Occidental Petroleum Corp., Oil, Gas & Consumable Fuels	1.8
Schlumberger Ltd., Energy Equipment & Services	1.5
Amazon.com, Inc., Internet & Catalog Retail	1.4
Google, Inc. (Class A Stock), Internet Software & Services	1.3

Holdings are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 2/28/11
Oil, Gas & Consumable Fuels	9.1%
Software	5.8
Media	4.3
Pharmaceuticals	4.1
Computers & Peripherals	3.9

Industry weightings are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on September 1, 2010, at the beginning of the period, and held through the six-month period ended February 28, 2011. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Prudential Jennison Blend Fund, Inc.	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Blend Fund, Inc.		Beginning Account Value September 1, 2010	Ending Account Value February 28, 2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,305.30	1.03%	$5.89
	Hypothetical	$1,000.00	$1,019.69	1.03%	$5.16

Class B	Actual	$1,000.00	$1,301.30	1.73%	$9.87
	Hypothetical	$1,000.00	$1,016.22	1.73%	$8.65

Class C	Actual	$1,000.00	$1,301.10	1.73%	$9.87
	Hypothetical	$1,000.00	$1,016.22	1.73%	$8.65

Class Z	Actual	$1,000.00	$1,307.90	0.73%	$4.18
	Hypothetical	$1,000.00	$1,021.17	0.73%	$3.66

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2011, and divided by the 365 days in the Fund’s fiscal year ending August 31, 2011 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of February 28, 2011 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 99.1%
COMMON STOCKS

Aerospace & Defense 2.8%
135,937	Kratos Defense & Security Solutions, Inc.(a)	$1,958,852
71,866	Lockheed Martin Corp.	5,688,912
10,667	Moog, Inc. (Class A Stock)(a)	484,388
67,941	Precision Castparts Corp.	9,630,637
153,984	Raytheon Co.	7,885,521
96,705	United Technologies Corp.	8,078,736

		33,727,046

Air Freight & Logistics 1.1%
30,603	Atlas Air Worldwide Holdings, Inc.(a)	2,089,573
131,951	United Parcel Service, Inc. (Class B Stock)	9,737,984
91,886	UTi Worldwide, Inc.	1,828,531

		13,656,088

Auto Components 1.8%
58,596	American Axle & Manufacturing Holdings, Inc.(a)(b)	783,428
35,808	Autoliv, Inc.(b)	2,681,661
50,820	BorgWarner, Inc.(a)(b)	3,944,140
89,818	Exide Technologies(a)	1,068,834
45,557	Federal-Mogul Corp.(a)	957,153
115,081	Lear Corp.(a)	12,175,570

		21,610,786

Beverages
28,409	Constellation Brands, Inc. (Class A Stock)(a)	577,271

Biotechnology 1.1%
241,562	Ariad Pharmaceuticals, Inc.(a)(b)	1,451,788
84,647	Arqule, Inc.(a)	539,201
158,330	Array Biopharma, Inc.(a)	443,324
56,936	AVEO Pharmaceuticals, Inc.(a)	784,578
84,004	BioMarin Pharmaceutical, Inc.(a)(b)	2,054,738
79,214	Celgene Corp.(a)	4,206,263
34,551	Cubist Pharmaceuticals, Inc.(a)	757,703
91,129	Ironwood Pharmaceuticals, Inc. (Class A Stock)(a)	1,114,508
83,966	Rigel Pharmaceuticals, Inc.(a)	586,922
730,768	Zalicus, Inc.(a)	1,585,767

		13,524,792

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	7

Portfolio of Investments

as of February 28, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Building Products
31,724	USG Corp.(a)(b)	$543,749

Capital Markets 3.7%
17,941	Affiliated Managers Group, Inc.(a)	1,915,202
59,141	American Capital Ltd.(a)	552,377
51,753	Ares Capital Corp.	922,756
67,201	Arlington Asset Investment Corp. (Class A Stock)	1,885,660
91,530	Artio Global Investors, Inc.	1,450,751
276,278	Bank of New York Mellon Corp. (The)	8,396,088
113,169	Eaton Vance Corp.	3,542,190
67,858	Goldman Sachs Group, Inc. (The)	11,113,783
99,512	Internet Capital Group, Inc.(a)	1,362,319
169,124	Janus Capital Group, Inc.(b)	2,271,335
279,896	Morgan Stanley	8,307,313
98,948	SEI Investments Co.	2,276,794

		43,996,568

Chemicals 2.7%
58,666	Albemarle Corp.	3,376,815
222,549	Dow Chemical Co. (The)(b)	8,269,921
143,904	E.I. duPont de Nemours & Co.	7,896,012
130,967	Monsanto Co.	9,415,218
86,143	PolyOne Corp.(a)	1,195,665
43,183	WR Grace & Co.(a)	1,642,681

		31,796,312

Commercial Banks 1.4%
85,721	Bank of the Ozarks, Inc.(b)	3,690,289
90,138	East West Bancorp, Inc.	2,093,004
21,690	Park National Corp.(b)	1,427,853
301,128	Wells Fargo & Co.	9,714,389

		16,925,535

Commercial Services & Supplies 0.7%
48,194	Clean Harbors, Inc.(a)(b)	4,428,065
26,873	Unifirst Corp.	1,515,637
23,097	United Stationers, Inc.(a)	1,557,200
48,370	Waste Connections, Inc.	1,402,246

		8,903,148

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Communications Equipment 3.3%
50,391	ADTRAN, Inc.	$2,291,783
55,590	Black Box Corp.	2,122,982
129,214	Ciena Corp.(a)(b)	3,562,430
36,710	InterDigital, Inc.(b)	1,750,333
221,715	Juniper Networks, Inc.(a)	9,755,460
23,184	Meru Networks, Inc.(a)(b)	495,210
134,840	Motorola Mobility Holdings, Inc.(a)(b)	4,072,168
31,468	NETGEAR, Inc.(a)	1,032,151
231,442	QUALCOMM, Inc.	13,789,314
242,175	Tellabs, Inc.	1,305,323

		40,177,154

Computers & Peripherals 3.9%
63,276	Apple, Inc.(a)	22,349,716
149,287	EMC Corp.(a)	4,062,099
167,941	Hewlett-Packard Co.	7,327,266
249,282	NetApp, Inc.(a)	12,877,908

		46,616,989

Construction & Engineering 0.8%
79,485	Aecom Technology Corp.(a)	2,276,450
143,695	Chicago Bridge & Iron Co. NV(a)	5,104,047
119,170	Great Lakes Dredge & Dock Corp.	937,868
64,728	Tutor Perini Corp.	1,541,821

		9,860,186

Consumer Finance 1.2%
298,920	American Express Co.	13,023,944
48,964	Ezcorp, Inc. (Class A Stock)(a)	1,404,288

		14,428,232

Containers & Packaging 0.6%
73,762	Ball Corp.	2,662,808
32,952	Greif, Inc. (Class A Stock)	2,130,676
80,301	Packaging Corp. of America	2,311,866

		7,105,350

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	9

Portfolio of Investments

as of February 28, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Diversified Consumer Services 1.3%
101,624	Apollo Group, Inc. (Class A Stock)(a)	$4,599,502
131,510	Bridgepoint Education, Inc.(a)(b)	2,461,867
551,668	H&R Block, Inc.(b)	8,379,837

		15,441,206

Diversified Financial Services 1.4%
190,865	JPMorgan Chase & Co.	8,911,487
244,461	Moody’s Corp.(b)	7,798,306

		16,709,793

Diversified Telecommunication Services 0.4%
287,529	tw telecom, Inc.(a)	5,348,039

Electric Utilities 0.8%
77,704	El Paso Electric Co.(a)	2,183,482
57,471	IDACORP, Inc.	2,168,956
62,544	Pinnacle West Capital Corp.	2,641,233
13,919	Unisource Energy Corp.	507,487
86,779	Westar Energy, Inc.(b)	2,256,254

		9,757,412

Electrical Equipment 0.5%
84,182	A123 Systems, Inc.(a)(b)	798,045
45,887	AMETEK, Inc.	1,924,960
101,929	LaBarge, Inc.(a)	1,598,247
55,801	Woodward, Inc.	1,835,295

		6,156,547

Electronic Equipment & Instruments 1.9%
15,859	Arrow Electronics, Inc.(a)	621,673
74,643	Avnet, Inc.(a)	2,553,537
125,068	AVX Corp.	1,994,835
67,754	DDi Corp.	702,609
1,503,497	Flextronics International Ltd.(a)	12,163,291
19,748	FLIR Systems, Inc.	637,860
31,458	Power-One, Inc.(a)(b)	258,899
42,745	Tech Data Corp.(a)	2,119,297
125,772	Vishay Intertechnology, Inc.(a)	2,194,721

		23,246,722

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Energy Equipment & Services 3.3%
24,214	Dril-Quip, Inc.(a)	$1,857,214
150,206	Halliburton Co.	7,050,670
87,957	National Oilwell Varco, Inc.	6,998,738
73,286	Rowan Cos., Inc.(a)(b)	3,127,114
196,772	Schlumberger Ltd.	18,382,440
20,927	SEACOR Holdings, Inc.	1,983,252

		39,399,428

Food & Staples Retailing 2.7%
114,677	Costco Wholesale Corp.	8,576,693
231,123	CVS Caremark Corp.	7,640,926
162,142	Ruddick Corp.	5,950,611
23,813	Spartan Stores, Inc.	358,862
50,111	United Natural Foods, Inc.(a)(b)	2,127,212
137,426	Wal-Mart Stores, Inc.	7,143,404

		31,797,708

Food Products 3.5%
146,374	Bunge Ltd.	10,563,812
30,062	Darling International, Inc.(a)	417,561
27,986	Del Monte Foods Co.	529,775
253,749	Kraft Foods, Inc. (Class A Stock)	8,079,368
138,461	Mead Johnson Nutrition Co. (Class A Stock)	8,286,891
246,751	Smithfield Foods, Inc.(a)	5,712,286
18,112	TreeHouse Foods, Inc.(a)(b)	944,903
420,178	Tyson Foods, Inc. (Class A Stock)	7,827,916

		42,362,512

Gas Utilities 0.2%
76,537	UGI Corp.	2,440,765

Healthcare Equipment & Supplies 0.1%
41,482	Insulet Corp.(a)(b)	734,231

Healthcare Providers & Services 3.1%
63,247	Air Methods Corp.(a)(b)	3,670,856
108,807	AMERIGROUP Corp.(a)(b)	6,240,081
37,446	Community Health Systems, Inc.(a)	1,530,418
60,306	Coventry Health Care, Inc.(a)	1,821,241
31,135	Ensign Group, Inc. (The)	946,815

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	11

Portfolio of Investments

as of February 28, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Healthcare Providers & Services (cont’d.)
159,548	Express Scripts, Inc.(a)	$8,969,789
195,856	Five Star Quality Care, Inc.(a)	1,374,909
250,753	Health Management Associates, Inc. (Class A Stock)(a)	2,507,530
18,936	HealthSpring, Inc.(a)	712,751
62,700	LifePoint Hospitals, Inc.(a)	2,444,046
38,050	Magellan Health Services, Inc.(a)	1,825,639
29,539	MWI Veterinary Supply, Inc.(a)(b)	2,044,690
77,462	Universal Health Services, Inc. (Class B Stock)	3,540,788

		37,629,553

Hotels, Restaurants & Leisure 1.4%
30,462	CEC Entertainment, Inc.(a)	1,178,575
49,371	Cheesecake Factory, Inc. (The)(a)	1,433,734
10,406	Cracker Barrel Old Country Store, Inc.	518,635
85,835	McDonald’s Corp.	6,495,993
32,174	Pinnacle Entertainment, Inc.(a)	422,445
169,042	Texas Roadhouse, Inc.(a)	2,870,333
37,589	WMS Industries, Inc.(a)(b)	1,495,666
88,009	Wyndham Worldwide Corp.	2,752,921

		17,168,302

Household Durables 0.1%
294,746	Standard Pacific Corp.(a)(b)	1,178,984

Household Products 0.3%
12,116	Church & Dwight Co., Inc.	914,031
35,020	Energizer Holdings, Inc.(a)(b)	2,340,387

		3,254,418

Independent Power Producers & Energy Traders 0.9%
561,008	Calpine Corp.(a)	8,488,051
526,604	GenOn Energy, Inc.(a)	2,132,746

		10,620,797

Industrial Conglomerates 0.3%
849	Seaboard Corp.	1,969,850
55,447	Standex International Corp.	1,900,169

		3,870,019

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Insurance 2.6%
6,393	Alleghany Corp.	$2,178,415
26,794	Arch Capital Group Ltd.(a)	2,424,857
52,147	Argo Group International Holdings Ltd.	1,986,279
20,561	Axis Capital Holdings Ltd.	746,775
21,358	Delphi Financial Group, Inc.	661,244
24,566	FBL Financial Group, Inc. (Class A Stock)	767,442
26,339	Global Indemnity PLC(a)	587,360
40,572	Mercury General Corp.	1,669,132
165,490	MetLife, Inc.	7,837,606
189,021	Protective Life Corp.	5,373,867
96,259	StanCorp Financial Group, Inc.(b)	4,427,914
67,266	Symetra Financial Corp.	961,904
27,283	United Fire & Casualty Co.	564,485
2,581	White Mountains Insurance Group Ltd.	980,135

		31,167,415

Internet & Catalog Retail 1.4%
95,869	Amazon.com, Inc.(a)	16,613,139

Internet Software & Services 3.4%
105,162	Baidu, Inc. (China), ADR(a)	12,741,428
24,879	Google, Inc. (Class A Stock)(a)	15,260,778
54,717	GSI Commerce, Inc.(a)(b)	1,137,566
211,809	IAC/InterActiveCorp(a)	6,580,906
103,260	Monster Worldwide, Inc.(a)(b)	1,770,909
92,038	SAVVIS, Inc.(a)	2,990,315

		40,481,902

IT Services 2.3%
51,924	Broadridge Financial Solutions, Inc.	1,190,098
88,601	International Business Machines Corp.	14,342,730
37,669	MasterCard, Inc. (Class A Stock)	9,061,655
75,906	Sapient Corp.(a)	899,486
30,374	Wright Express Corp.(a)(b)	1,549,074

		27,043,043

Leisure Equipment & Products 0.2%
361,380	Eastman Kodak Co.(a)(b)	1,228,692
79,402	Jakks Pacific, Inc.(a)(b)	1,480,053

		2,708,745

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	13

Portfolio of Investments

as of February 28, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Life Sciences Tools & Services 0.8%
183,843	Agilent Technologies, Inc.(a)	$7,736,113
87,027	Pacific Biosciences of California, Inc.(a)(b)	1,369,805

		9,105,918

Machinery 3.4%
73,658	AGCO Corp.(a)	4,034,985
72,372	Alamo Group, Inc.	2,108,920
8,993	Bucyrus International, Inc. (Class A Stock)	818,903
42,054	Deere & Co.	3,791,168
38,343	Graco, Inc.	1,560,943
133,234	IDEX Corp.	5,494,570
325,182	Ingersoll-Rand PLC	14,730,745
5,060	Middleby Corp.(a)	453,730
22,932	Nordson Corp.	2,497,524
72,653	Pentair, Inc.	2,693,973
61,766	RBC Bearings, Inc.(a)	2,235,312
11,128	Snap-On, Inc.	639,081

		41,059,854

Media 4.3%
116,861	Cinemark Holdings, Inc.	2,346,569
456,415	Comcast Corp. (Class A Stock)	11,757,250
15,509	John Wiley & Sons, Inc. (Class A Stock)	741,485
213,367	Liberty Global, Inc. (Class C Stock)(a)	8,511,210
82,749	LIN TV Corp. (Class A Stock)(a)	505,596
57,072	Meredith Corp.	2,012,359
955,438	Sirius XM Radio, Inc.(a)(b)	1,729,343
217,551	Viacom, Inc. (Class B Stock)	9,715,828
332,446	Walt Disney Co. (The)	14,541,188

		51,860,828

Metals & Mining 2.0%
163,676	Freeport-McMoRan Copper & Gold, Inc.	8,666,644
80,296	Goldcorp, Inc.	3,838,952
378,857	Hecla Mining Co.(a)(b)	3,845,399
464,898	Kinross Gold Corp.	7,373,282

		23,724,277

See Notes to Financial Statements.

14	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Multiline Retail 0.3%
137,440	99 Cents Only Stores(a)	$2,287,002
29,531	Big Lots, Inc.(a)	1,211,657

		3,498,659

Multi-Utilities 1.1%
64,204	Alliant Energy Corp.	2,528,353
126,658	CMS Energy Corp.(b)	2,439,433
173,705	National Grid PLC (United Kingdom), ADR(b)	8,115,498

		13,083,284

Oil, Gas & Consumable Fuels 9.1%
135,965	Anadarko Petroleum Corp.	11,126,016
59,995	Apache Corp.	7,476,577
19,308	Bill Barrett Corp.(a)(b)	750,695
24,737	Brigham Exploration Co.(a)	904,879
448,775	CAMAC Energy, Inc.(a)(b)	776,381
140,322	Canadian Natural Resources Ltd.	7,058,197
38,424	Concho Resources, Inc.(a)	4,092,924
20,833	EXCO Resources, Inc.	426,451
51,079	Forest Oil Corp.(a)	1,812,794
62,787	Hess Corp.	5,464,353
33,992	Knightsbridge Tankers Ltd.(b)	829,065
46,184	L&L Energy, Inc.(a)(b)	346,842
145,935	Marathon Oil Corp.	7,238,376
111,063	Noble Energy, Inc.	10,291,098
208,978	Occidental Petroleum Corp.	21,309,487
50,869	Rosetta Resources, Inc.(a)	2,307,418
103,219	Ship Finance International Ltd.(b)	2,145,923
192,357	Southwestern Energy Co.(a)	7,594,254
184,329	Suncor Energy, Inc. (Canada)	8,662,922
181,099	Vaalco Energy, Inc.(a)	1,452,414
28,744	Venoco, Inc.(a)	530,327
94,884	W&T Offshore, Inc.(b)	2,422,388
55,938	Whiting Petroleum Corp.(a)	3,654,989

		108,674,770

Personal Products 0.7%
71,522	Estee Lauder Cos., Inc. (The)	6,752,392
40,740	USANA Health Sciences, Inc.(a)	1,418,567

		8,170,959

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	15

Portfolio of Investments

as of February 28, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Pharmaceuticals 4.1%
106,727	Allergan, Inc.	$7,915,942
64,751	Endo Pharmaceuticals Holdings, Inc.(a)	2,299,956
29,034	Impax Laboratories, Inc.(a)	597,810
25,635	NOVO Nordisk A/S (Denmark), ADR	3,246,929
47,884	Par Pharmaceutical Cos., Inc.(a)	1,478,658
10,103	Perrigo Co.	772,172
415,336	Pfizer, Inc.	7,991,065
102,574	Shire PLC (Ireland), ADR	8,719,816
293,614	Teva Pharmaceutical Industries Ltd. (Israel), ADR	14,710,061
51,940	ViroPharma, Inc.(a)	931,284

		48,663,693

Professional Services 0.4%
116,211	Corporate Executive Board Co. (The)	4,656,575

Real Estate Investment Trusts 1.6%
81,490	Apartment Investment & Management Co. (Class A Stock)(b)	2,090,219
1,247,707	Chimera Investment Corp.	5,377,617
173,753	FelCor Lodging Trust, Inc.(a)	1,315,310
68,244	First Industrial Realty Trust, Inc.(a)(b)	765,015
20,146	Macerich Co. (The)	1,020,193
358,512	MFA Financial, Inc.	3,036,597
8,210	Mid-America Apartment Communities, Inc.	533,404
216,082	RAIT Financial Trust(b)	739,000
135,018	Redwood Trust, Inc.	2,211,595
26,880	SL Green Realty Corp.(b)	2,035,622
91,719	Strategic Hotels & Resorts, Inc.(a)	596,174

		19,720,746

Road & Rail 1.1%
7,941	Amerco, Inc.(a)	767,021
117,916	CSX Corp.	8,803,609
64,626	Kansas City Southern(a)(b)	3,479,464

		13,050,094

Semiconductors & Semiconductor Equipment 1.4%
46,925	ATMI, Inc.(a)	855,912
95,901	Cavium Networks, Inc.(a)(b)	4,141,005
40,938	GT Solar International, Inc.(a)	437,627
18,349	Hittite Microwave Corp.(a)	1,126,262

See Notes to Financial Statements.

16	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment (cont’d.)
40,539	MKS Instruments, Inc.	$1,216,981
50,741	Nanometrics, Inc.(a)	914,353
116,332	National Semiconductor Corp.(b)	1,803,146
96,440	Power Integrations, Inc.	3,842,169
54,491	TriQuint Semiconductor, Inc.(a)(b)	776,497
23,514	Veeco Instruments, Inc.(a)(b)	1,118,796

		16,232,748

Software 5.8%
117,068	Ariba, Inc.(a)(b)	3,623,255
485,323	CA, Inc.	12,026,304
242,625	Cadence Design Systems, Inc.(a)(b)	2,414,119
9,657	CommVault Systems, Inc.(a)	352,770
87,938	Ebix, Inc.(a)(b)	2,316,287
86,617	Informatica Corp.(a)	4,071,865
387,261	Oracle Corp.	12,740,887
99,144	Red Hat, Inc.(a)	4,092,664
15,606	Rovi Corp.(a)	864,884
48,275	Salesforce.com, Inc.(a)	6,385,334
63,331	SuccessFactors, Inc.(a)(b)	2,274,216
314,456	Symantec Corp.(a)	5,669,642
152,146	VMware, Inc. (Class A Stock)(a)	12,727,013

		69,559,240

Specialty Retail 0.8%
75,969	Aaron’s, Inc.	1,788,310
47,071	Ascena Retail Group, Inc.(a)	1,470,498
40,073	Buckle, Inc. (The)(b)	1,566,454
16,277	Collective Brands, Inc.(a)	371,116
18,819	Guess?, Inc.	852,312
139,758	Pier 1 Imports, Inc.(a)(b)	1,408,761
14,037	Shoe Carnival, Inc.(a)	364,120
37,090	Signet Jewelers Ltd.(a)	1,627,138

		9,448,709

Textiles, Apparel & Luxury Goods 3.4%
75,481	Carter’s, Inc.(a)(b)	2,163,285
144,242	Coach, Inc.	7,921,771
56,050	Hanesbrands, Inc.(a)	1,452,255
92,130	Maidenform Brands, Inc.(a)	2,500,408

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	17

Portfolio of Investments

as of February 28, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Textiles, Apparel & Luxury Goods (cont’d.)
135,443	NIKE, Inc. (Class B Stock)	$12,058,490
18,162	Phillips-Van Heusen Corp.	1,089,902
76,912	Polo Ralph Lauren Corp.	9,745,520
57,931	Warnaco Group, Inc. (The)(a)	3,401,129

		40,332,760

Thrifts & Mortgage Finance 0.1%
118,627	MGIC Investment Corp.(a)	1,019,006

Trading Companies & Distributors 0.2%
56,027	Textainer Group Holdings Ltd.	1,980,554

Wireless Telecommunication Services 1.3%
50,965	MetroPCS Communications, Inc.(a)(b)	733,896
156,393	NII Holdings, Inc.(a)	6,405,857
108,644	NTELOS Holdings Corp.	2,109,867
149,203	SBA Communications Corp. (Class A Stock)(a)(b)	6,279,954

		15,529,574
	Total long-term investments (cost $895,940,478)	1,187,952,134

Shares
SHORT-TERM INVESTMENT 9.7%

Affiliated Money Market Mutual Fund
115,954,234	Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund (cost $115,954,234; includes $110,753,426 of cash collateral received for securities on loan)(c)(d)	115,954,234

	Total Investments 108.8% (cost $1,011,894,712; Note 5)	1,303,906,368
	Liabilities in excess of other assets (8.8%)	(105,823,289)

	Net Assets 100.0%	$1,198,083,079

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt

(a)	Non-income producing security.

See Notes to Financial Statements.

18	Visit our website at www.prudentialfunds.com

(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $107,252,714; cash collateral of $110,753,426 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,187,952,134	$—	$—
Affiliated Money Market Mutual Fund	115,954,234	—	—

Total	$1,303,906,368	$—	$—

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2011 was as follows:

Affiliated Money Market Mutual Fund (including 9.2% of collateral received for securities on loan)	9.7%
Oil, Gas & Consumable Fuels	9.1
Software	5.8
Media	4.3
Pharmaceuticals	4.1
Computers & Peripherals	3.9
Capital Markets	3.7
Food Products	3.5
Internet Software & Services	3.4
Machinery	3.4
Textiles, Apparel & Luxury Goods	3.4

Prudential Jennison Blend Fund, Inc.	19

Portfolio of Investments

as of February 28, 2011 (Unaudited) continued

Communications Equipment	3.3%
Energy Equipment & Services	3.3
Healthcare Providers & Services	3.1
Aerospace & Defense	2.8
Chemicals	2.7
Food & Staples Retailing	2.7
Insurance	2.6
IT Services	2.3
Metals & Mining	2.0
Electronic Equipment & Instruments	1.9
Auto Components	1.8
Real Estate Investment Trusts	1.6
Commercial Banks	1.4
Diversified Financial Services	1.4
Hotels, Restaurants & Leisure	1.4
Internet & Catalog Retail	1.4
Semiconductors & Semiconductor Equipment	1.4
Diversified Consumer Services	1.3
Wireless Telecommunication Services	1.3
Consumer Finance	1.2
Air Freight & Logistics	1.1
Biotechnology	1.1
Multi-Utilities	1.1
Road & Rail	1.1
Independent Power Producers & Energy Traders	0.9
Construction & Engineering	0.8
Electric Utilities	0.8
Life Sciences Tools & Services	0.8
Specialty Retail	0.8
Commercial Services & Supplies	0.7
Personal Products	0.7
Containers & Packaging	0.6
Electrical Equipment	0.5
Diversified Telecommunication Services	0.4
Professional Services	0.4
Household Products	0.3
Industrial Conglomerates	0.3
Multiline Retail	0.3
Gas Utilities	0.2
Leisure Equipment & Products	0.2
Trading Companies & Distributors	0.2
Healthcare Equipment & Supplies	0.1
Household Durables	0.1
Thrifts & Mortgage Finance	0.1

108.8
Liabilities in excess of other assets	(8.8)

100.0%

See Notes to Financial Statements.

20	Visit our website at www.prudentialfunds.com

Financial Statements

(Unaudited)

FEBRUARY 28, 2011	SEMIANNUAL REPORT

Prudential Jennison Blend Fund, Inc.

Statement of Assets and Liabilities

as of February 28, 2011 (Unaudited)

Assets
Investments, at value including securities on loan of $107,252,714:
Unaffiliated investments (cost $895,940,478)	$1,187,952,134
Affiliated investments (cost $115,954,234)	115,954,234
Foreign currency, at value (cost $18)	18
Receivable for investments sold	5,998,331
Dividends and interest receivable	1,030,186
Tax reclaim receivable	280,322
Receivable for Fund shares sold	210,758
Prepaid expenses	11,246

Total assets	1,311,437,229

Liabilities
Payable to broker for collateral for securities on loan	110,753,426
Payable for Fund shares reacquired	1,125,858
Accrued expenses	544,585
Management fee payable	441,666
Distribution fee payable	297,005
Affiliated transfer agent fee payable	188,671
Deferred directors’ fees payable	1,664
Payable for investments purchased	1,088
Payable to custodian	187

Total liabilities	113,354,150

Net assets	$1,198,083,079

Net assets were comprised of:
Common stock, at par	$661,051
Paid-in capital in excess of par	1,001,783,824

1,002,444,875
Undistributed net investment income	787,377
Accumulated net realized loss on investment and foreign currency transactions	(97,160,942)
Net unrealized appreciation on investments and foreign currencies	292,011,769

Net assets, February 28, 2011	$1,198,083,079

See Notes to Financial Statements.

22	Visit our website at www.prudentialfunds.com

Class A
Net asset value and redemption price per share ($1,073,200,536 ÷ 59,065,001 shares of common stock issued and outstanding)	$18.17
Maximum sales charge (5.5% of offering price)	1.06

Maximum offering price to public	$19.23

Class B
Net asset value, offering price and redemption price per share ($37,974,676 ÷ 2,187,277 shares of common stock issued and outstanding)	$17.36

Class C
Net asset value, offering price and redemption price per share ($27,825,372 ÷ 1,602,329 shares of common stock issued and outstanding)	$17.37

Class Z
Net asset value, offering price and redemption price per share ($59,082,495 ÷ 3,250,459 shares of common stock issued and outstanding)	$18.18

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	23

Statement of Operations

Six Months Ended February 28, 2011 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $21,153)	$6,446,184
Affiliated income from securities loaned, net	367,439
Affiliated dividend income	17,868
Unaffiliated interest income	16

Total income	6,831,507

Expenses
Management fee	2,691,103
Distribution fee—Class A	1,498,536
Distribution fee—Class B	179,960
Distribution fee—Class C	128,561
Transfer agent’s fees and expenses (including affiliated expense of $348,100)	1,080,000
Reports to shareholders	89,000
Custodian’s fees and expenses	75,000
Registration fees	33,000
Legal fees and expenses	25,000
Directors’ fees	22,000
Insurance	13,000
Audit fee	11,000
Miscellaneous	20,470

Total expenses	5,866,630

Net investment income	964,877

Realized And Unrealized Gain On Investment And Foreign Currencies
Net realized gain on:
Investment transactions	84,094,344
Foreign currency transactions	1,371

84,095,715

Net change in unrealized appreciation (depreciation) on:
Investments	205,190,533
Foreign currencies	1,191

205,191,724

Net gain on investment and foreign currencies	289,287,439

Net Increase In Net Assets Resulting From Operations	$290,252,316

See Notes to Financial Statements.

24	Visit our website at www.prudentialfunds.com

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended February 28, 2011	Year Ended August 31, 2010
Increase (Decrease) In Net Assets
Operations
Net investment income	$964,877	$2,226,138
Net realized gain on investment and foreign currency transactions	84,095,715	168,475,171
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	205,191,724	(117,349,454)

Net increase in net assets resulting from operations	290,252,316	53,351,855

Dividends from net investment income (Note 1)
Class A	(2,093,547)	—
Class Z	(259,637)	—

	(2,353,184)	—

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	14,547,893	43,831,278
Net asset value of shares issued in reinvestment of dividends	2,283,619	—
Cost of shares reacquired	(77,507,276)	(162,649,678)

Net decrease in net assets from Fund share transactions	(60,675,764)	(118,818,400)

Capital Contributions (Note 6)
Proceeds from regulatory settlement	—	26,720

Total increase (decrease)	227,223,368	(65,439,825)

Net Assets:
Beginning of period	970,859,711	1,036,299,536

End of period(a)	$1,198,083,079	$970,859,711

(a) Includes undistributed net investment income of:	$787,377	$2,175,684

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	25

Notes to Financial Statements

(Unaudited)

Prudential Jennison Blend Fund, Inc. (the “Fund”), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The investment objective of the Fund is long-term growth of capital. The Fund invests primarily in common stocks of major, established corporations.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded via NASDAQ are valued at the official closing price provided by NASDAQ. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any

26	Visit our website at www.prudentialfunds.com

comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at fair value.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities at the current rate of exchange.

(ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the fiscal period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long term portfolio securities sold during the fiscal period.

Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign

Prudential Jennison Blend Fund, Inc.	27

Notes to Financial Statements

(Unaudited) continued

currency denominated assets and liabilities (other than investments) at fiscal year end exchange rates are reflected as a component of net unrealized appreciation (depreciation) and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions on sales of portfolio securities are calculated on the identified cost basis.

Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis.

Net investment income or loss (other than distribution fees, which are charged directly to respective class) and unrealized and realized gains or losses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral, at least equal, at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital and currency gains, annually.

28	Visit our website at www.prudentialfunds.com

Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison assumes the day-to-day management responsibilities of the Fund and is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers and employees of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .50% of the Fund’s average daily net assets up to $500 million, .475% of the next $500 million of the Fund’s average daily net assets and .45% of the Fund’s average daily net assets in excess of $1 billion. The effective management fee rate was .48% for the six months ended February 28, 2011.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class B, Class C and Class Z shares. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The

Prudential Jennison Blend Fund, Inc.	29

Notes to Financial Statements

(Unaudited) continued

distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund. Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively.

PIMS has advised the Fund that it has received $86,627 in front-end sales charges resulting from sales of Class A shares, during the six months ended February 28, 2011. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended February 28, 2011, it received $119, $30,596 and $1,078 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended February 28, 2011, PIM has been compensated approximately $110,000 for these services.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940, as amended, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

30	Visit our website at www.prudentialfunds.com

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended February 28, 2011, aggregated $801,603,134 and $862,816,312, respectively.

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 28, 2011 were as follows:

Tax Basis of Investment	Appreciation	Depreciation	Net Unrealized Appreciation of Investments
$1,026,267,960	$285,353,300	$(7,714,892)	$277,638,408

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.

For federal income tax purposes, the Fund had a capital loss carryforward as of August 31, 2010 of approximately $166,883,400 of which $108,787,500 expires in 2017 and $58,095,900 expires in 2018. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforwards. It is uncertain if the Fund will be able to realize the full benefit of the remaining carryforwards prior to the expiration date.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. However, any post-enactment losses incurred will be required to be utilized prior to the utilization of losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforward may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provisions for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Prudential Jennison Blend Fund, Inc.	31

Notes to Financial Statements

(Unaudited) continued

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.5%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first 12 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. In addition, under certain limited circumstances, an exchange may be made from Class A to Class Z shares of the Fund. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

During the fiscal year ended August 31, 2010, the Fund received $26,720 related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares. This amount is presented in the Statement of Changes in Net Assets. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

There are 1 billion shares of common stock, $.01 par value per share, divided into four classes, designated Class A, Class B, Class C and Class Z common stock, each of which consists of 250 million authorized shares.

Class A	Shares	Amount
Six months ended February 28, 2011:
Shares sold	435,000	$7,333,371
Shares issued in reinvestment of dividends	124,784	2,032,732
Shares reacquired	(4,157,332)	(69,075,026)

Net increase (decrease) in shares outstanding before conversion	(3,597,548)	(59,708,923)
Shares issued upon conversion from Class B	247,269	3,930,682
Shares reacquired upon conversion into Class Z	(12,715)	(214,121)

Net increase (decrease) in shares outstanding	(3,362,994)	$(55,992,362)

Year ended August 31, 2010:
Shares sold	1,566,002	$23,107,758
Shares reacquired	(9,055,153)	(133,875,724)

Net increase (decrease) in shares outstanding before conversion	(7,489,151)	(110,767,966)
Shares issued upon conversion from Class B	630,107	9,279,378

Net increase (decrease) in shares outstanding	(6,859,044)	$(101,488,588)

32	Visit our website at www.prudentialfunds.com

Class B	Shares	Amount
Six months ended February 28, 2011:
Shares sold	100,814	$1,598,156
Shares reacquired	(155,253)	(2,457,194)

Net increase (decrease) in shares outstanding before conversion	(54,439)	(859,038)
Shares reacquired upon conversion into Class A	(258,480)	(3,930,682)

Net increase (decrease) in shares outstanding	(312,919)	$(4,789,720)

Year ended August 31, 2010:
Shares sold	254,092	$3,635,870
Shares reacquired	(575,690)	(8,194,299)

Net increase (decrease) in shares outstanding before conversion	(321,598)	(4,558,429)
Shares reacquired upon conversion into Class A	(655,856)	(9,279,378)

Net increase (decrease) in shares outstanding	(977,454)	$(13,837,807)

Class C
Six months ended February 28, 2011:
Shares sold	89,588	$1,433,224
Shares reacquired	(146,928)	(2,350,232)

Net increase (decrease) in shares outstanding	(57,340)	$(917,008)

Year ended August 31, 2010:
Shares sold	258,421	$3,683,576
Shares reacquired	(336,723)	(4,780,441)

Net increase (decrease) in shares outstanding	(78,302)	$(1,096,865)

Class Z
Six months ended February 28, 2011:
Shares sold	249,611	$4,183,142
Shares issued in reinvestment of dividends	15,402	250,887
Shares reacquired	(221,784)	(3,624,824)

Net increase (decrease) in shares outstanding before conversion	43,229	809,205
Shares issued upon conversion from Class A	12,715	214,121

Net increase (decrease) in shares outstanding	55,944	$1,023,326

Year ended August 31, 2010:
Shares sold	898,538	$13,404,074
Shares reacquired	(1,077,838)	(15,799,214)

Net increase (decrease) in shares outstanding	(179,300)	$(2,395,140)

Prudential Jennison Blend Fund, Inc.	33

Notes to Financial Statements

(Unaudited) continued

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $750 million for the period December 17, 2010 through December 16, 2011. The Funds pay an annualized commitment fee of 0.10% of the unused portion of the SCA. Prior to December 17, 2010, the Funds had another Syndicated Credit Agreement (the “Expired SCA”) of a $500 million commitment with an annualized commitment fee of 0.15% of the unused portion. Interest on any borrowings under these SCA’s is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly. The Fund did not utilize the SCA during the period ended February 28, 2011.

34	Visit our website at www.prudentialfunds.com

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended February 28,		Year Ended August 31,				Eight-Month Period Ended August 31,		Year Ended December 31,
	2011(c)		2010(c)		2009(c)	2008(c)	2007(a)(c)		2006(c)	2005(c)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.95		$13.34		$17.07	$20.27	$19.49		$18.02	$15.36
Income (loss) from investment operations
Net investment income	.02		.03		.04	.08	.08		.12	.07
Net realized and unrealized gain (loss) on investment and foreign currencies	4.23		.58		(3.25)	(1.25)	1.09		1.98	2.65
Total from investment operations	4.25		.61		(3.21)	(1.17)	1.17		2.10	2.72
Less Dividends and Distributions
Dividends from net investment income	(.03)		-		(.04)	(.10)	(.06)		(.10)	(.06)
Distributions from net realized capital gains	-		-		(.48)	(1.93)	(.33)		(.53)	-
Total dividends and distributions	(.03)		-		(.52)	(2.03)	(.39)		(.63)	(.06)
Capital contribution	-		-	(h)	-	-	–		-	-
Net asset value, end of period	$18.17		$13.95		$13.34	$17.07	$20.27		$19.49	$18.02
Total Return(b):	30.53%		4.57%		(17.42)%	(6.45)%	6.01%		11.70%	17.66%

Ratios/Supplemental Data:
Net assets, end of period (000,000)	$1,073		$871		$924	$1,270	$1,514		$1,546	$1,560
Average net assets (000,000)	$1,007		$976		$842	$1,414	$1,570		$1,519	$1,435
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(e)	1.03%	(f)	1.01%		1.04%	.93%	.89%	(f)	.90%	.93%
Expenses, excluding distribution and service (12b-1) fees	.73%	(f)	.71%		.74%	.66%	.64%	(f)	.65%	.68%
Net investment income	.20%	(f)	.23%		.31%	.42%	.56%	(f)	.63%	.46%
For Class A, B, C and Z shares:
Portfolio turnover rate	73%	(g)	112%		122%	80%	48%	(g)	78%	102%

(a) For the eight-month period ended August 31, 2007. The Fund changed its fiscal year end from December 31 to August 31, effective August 31, 2007.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not consider the effects of sales loads. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Calculated based on average shares outstanding during the period.

(d) Does not include expenses of the underlying Portfolio in which the Fund invests.

(e) The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares through April 30, 2008. After April 30, 2008, the distribution and service (12b-1) fees are .30% of the average daily net assets of the Class A shares.

(f) Annualized.

(g) Not annualized.

(h) Less than $.005.

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	35

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended February 28,		Year Ended August 31,				Eight-Month Period Ended August 31,	Year Ended December 31,
	2011(c)		2010(c)		2009(c)	2008(c)	2007(a)(c)	2006(c)	2005(c)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.34		$12.85		$16.53	$19.73	$19.03	$17.65	$15.11
Income (loss) from investment operations
Net investment loss	(.04)		(.07)		(.04)	(.05)	(.03)	(.02)	(.05)
Net realized and unrealized gain (loss) on investment and foreign currencies	4.06		.56		(3.16)	(1.22)	1.07	1.95	2.59
Total from investment operations	4.02		.49		(3.20)	(1.27)	1.04	1.93	2.54
Less Dividends and Distributions
Dividends from net investment income	-		-		-	-	(.01)	(.02)	-
Distributions from net realized capital gains	-		-		(.48)	(1.93)	(.33)	(.53)	-
Total dividends and distributions	-		-		(.48)	(1.93)	(.34)	(.55)	-
Capital contribution	-		-	(f)	-	-	-	-	-
Net asset value, end of period	$17.36		$13.34		$12.85	$16.53	$19.73	$19.03	$17.65
Total Return(b):	30.13%		3.81%		(18.06)%	(7.12)%	5.46%	10.88%	16.81%

Ratios/Supplemental Data:
Net assets, end of period (000,000)	$38		$33		$45	$82	$125	$144	$199
Average net assets (000,000)	$36		$42		$46	$103	$138	$173	$235
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.73%	(e)	1.71%		1.74%	1.66%	1.64% (e)	1.65%	1.68%
Expenses, excluding distribution and service (12b-1) fees	.73%	(e)	.71%		.74%	.66%	.64% (e)	.65%	.68%
Net investment loss	(.50)%	(e)	(.46)%		(.37)%	(.30)%	(.19)% (e)	(.11)%	(.30)%

(a) For the eight-month period ended August 31, 2007. The Fund changed its fiscal year end from December 31 to August 31, effective August 31, 2007.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not consider the effects of sales loads. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Calculated based on average shares outstanding during the period.

(d) Does not include expenses of the underlying Portfolio in which the Fund invests.

(e) Annualized.

(f) Less than $.005.

See Notes to Financial Statements.

36	Visit our website at www.prudentialfunds.com

Class C Shares
	Six Months Ended February 28,		Year Ended August 31,				Eight-Month Period Ended August 31,	Year Ended December 31,
	2011(c)		2010(c)		2009(c)	2008(c)	2007(a)(c)	2006(c)	2005(c)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.35		$12.86		$16.53	$19.73	$19.03	$17.65	$15.11
Income (loss) from investment operations
Net investment loss	(.04)		(.07)		(.04)	(.06)	(.03)	(.02)	(.05)
Net realized and unrealized gain (loss) on investment and foreign currencies	4.06		.56		(3.15)	(1.21)	1.07	1.95	2.59
Total from investment operations	4.02		.49		(3.19)	(1.27)	1.04	1.93	2.54
Less Dividends and Distributions
Dividends from net investment income	-		-		-	-	(.01)	(.02)	-
Distributions from net realized capital gains	-		-		(.48)	(1.93)	(.33)	(.53)	-
Total dividends and distributions	-		-		(.48)	(1.93)	(.34)	(.55)	-
Capital contribution	-		-	(f)	-	-	-	-	-
Net asset value, end of period	$17.37		$13.35		$12.86	$16.53	$19.73	$19.03	$17.65
Total Return(b):	30.11%		3.81%		(18.00)%	(7.12)%	5.46%	10.88%	16.81%

Ratios/Supplemental Data:
Net assets, end of period (000,000)	$28		$22		$22	$32	$36	$37	$36
Average net assets (000,000)	$26		$24		$21	$34	$37	$37	$35
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.73%	(e)	1.71%		1.74%	1.66%	1.64% (e)	1.65%	1.68%
Expenses, excluding distribution and service (12b-1) fees	.73%	(e)	.71%		.74%	.66%	.64% (e)	.65%	.68%
Net investment loss	(.50)%	(e)	(.47)%		(.39)%	(.31)%	(.19)% (e)	(.12)%	(.29)%

(a) For the eight-month period ended August 31, 2007. The Fund changed its fiscal year end from December 31 to August 31, effective August 31, 2007.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not consider the effects of sales loads. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Calculated based on average shares outstanding during the period.

(d) Does not include expenses of the underlying Portfolio in which the Fund invests.

(e) Annualized.

(f) Less than $.005.

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	37

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended February 28,		Year Ended August 31,				Eight-Month Period Ended August 31,		Year Ended December 31,
	2011(c)		2010(c)		2009(c)	2008(c)	2007(a)(c)		2006(c)	2005(c)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.97		$13.32		$17.07	$20.27	$19.48		$17.99	$15.34
Income (loss) from investment operations
Net investment income	.04		.08		.07	.13	.11		.16	.11
Net realized and unrealized gain (loss) on investment and foreign currencies	4.25		.57		(3.26)	(1.25)	1.09		2.00	2.64
Total from investment operations	4.29		.65		(3.19)	(1.12)	1.20		2.16	2.75
Less Dividends and Distributions
Dividends from net investment income	(.08)		-		(.08)	(.15)	(.08)		(.14)	(.10)
Distributions from net realized capital gains	-		-		(.48)	(1.93)	(.33)		(.53)	-
Total dividends and distributions	(.08)		-		(.56)	(2.08)	(.41)		(.67)	(.10)
Capital contribution	-		-	(f)	-	-	-		-	-
Net asset value, end of period	$18.18		$13.97		$13.32	$17.07	$20.27		$19.48	$17.99
Total Return(b):	30.79%		4.88%		(17.20)%	(6.19)%	6.16%		12.00%	17.96%

Ratios/Supplemental Data:
Net assets, end of period (000,000)	$59		$45		$45	$68	$83		$79	$58
Average net assets (000,000)	$53		$51		$44	$78	$82		$73	$48
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	.73%	(e)	.71%		.74%	.66%	.64%	(e)	.65%	.68%
Expenses, excluding distribution and service (12b-1) fees	.73%	(e)	.71%		.74%	.66%	.64%	(e)	.65%	.68%
Net investment income	.50%	(e)	.54%		.62%	.69%	.81%	(e)	.87%	.72%

(a) For the eight-month period ended August 31, 2007. The Fund changed its fiscal year end from December 31 to August 31, effective August 31, 2007.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Calculated based on average shares outstanding during the period.

(d) Does not include expenses of the underlying Portfolio in which the Fund invests.

(e) Annualized.

(f) Less than $.005.

See Notes to Financial Statements.

38	Visit our website at www.prudentialfunds.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and, if available, the summary prospectus, contain this and other information about the Fund. An investor may obtain a prospectus and, if available, the summary prospectus, by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and, if available, the summary prospectus, should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Jennison Blend Fund, Inc., Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings as of the end of each calendar month is also available on the Fund’s website no sooner than approximately three business days prior to the end of the following month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Prudential Jennison Blend Fund, Inc.
Share Class	A	B	C	Z
NASDAQ	PBQAX	PBQFX	PRECX	PEQZX
CUSIP	74441T108	74441T207	74441T306	74441T405

MF1O1E2    0199404-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Jennison Blend Fund, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	April 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date:	April 19, 2011

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	April 19, 2011